Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and administrative	14,929	0	29,003	750	657	750
Salaries and wages	21,490	0	21,490	0	0	0
Travel	3,152	0	3,152	0	0	0
Total Operating Expenses	39,571	0	53,645	750	657	750
Loss from operations	(39,571)	0	(53,645)	(750)	(657)	(750)
Net Loss	$ (39,571)	$ 0	$ (53,645)	$ (750)	$ (657)	$ (750)
Loss per share-basic and diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
Weighted average shares outstanding-basic and diluted	13,872,000	20,000,000	15,537,127	20,000,000	20,000,000	20,000,000